Schedule of Investments
July 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–95.42%
Australia–0.54%
Computershare Ltd.	227,647	$2,461,865
Brazil–4.16%
B3 S.A.–Brasil, Bolsa, Balcao	740,500	8,186,276
Kroton Educacional S.A.	870,901	2,866,225
Multiplan Empreendimentos Imobiliarios S.A.	509,571	3,790,722
Raia Drogasil S.A.	182,700	3,973,935
		18,817,158
Canada–7.62%
Celestica, Inc.(a)	552,009	3,927,386
Fairfax Financial Holdings Ltd.	20,671	9,576,665
Onex Corp.	167,223	10,102,053
Open Text Corp.	151,390	6,456,844
Tourmaline Oil Corp.	180,000	2,373,087
Trican Well Service Ltd.(a)	2,802,736	2,059,899
		34,495,934
China–2.91%
Angel Yeast Co., Ltd., Class A	1,136,880	5,025,800
Henan Shuanghui Investment & Development Co., Ltd., Class A	1,741,787	6,052,268
Lee & Man Paper Manufacturing Ltd.	3,411,000	2,080,739
		13,158,807
Colombia–0.41%
Gran Tierra Energy, Inc.(a)	1,149,433	1,863,757
France–1.93%
Bollore S.A.	1,559,165	6,697,290
Societe BIC S.A.	29,600	2,053,696
		8,750,986
Germany–7.40%
Deutsche Boerse AG	82,208	11,498,945
MorphoSys AG(a)	122,264	14,788,321
MTU Aero Engines AG	28,900	7,228,390
		33,515,656
Hong Kong–2.02%
Hongkong Land Holdings Ltd.	1,497,100	9,139,089
Hungary–0.85%
Gedeon Richter PLC	219,229	3,854,649
Ireland–1.27%
Origin Enterprises PLC	1,050,254	5,757,647
Israel–1.23%
Check Point Software Technologies Ltd.(a)	49,676	5,561,228
Shares		Value
Japan–3.17%
Disco Corp.	22,300	$4,099,622
Koito Manufacturing Co. Ltd.	67,400	3,375,883
Nabtesco Corp.	254,500	6,854,099
		14,329,604
Mexico–1.64%
Grupo Aeroportuario del Pacifico, S.A.B. de C.V., Class B	740,300	7,428,979
Romania–1.40%
Fondul Proprietatea S.A.	24,772,980	6,322,704
Switzerland–0.74%
Tecan Group AG, Class R	13,247	3,366,318
Turkey–2.89%
Haci Omer Sabanci Holding A.S.	3,014,054	5,334,076
Tupras-Turkiye Petrol Rafinerileri A.S.	308,925	7,746,015
		13,080,091
United Kingdom–15.96%
DCC PLC	269,908	22,674,622
HomeServe PLC	766,210	10,622,958
IG Group Holdings PLC	901,552	6,266,457
Informa PLC	661,915	6,988,877
John Wood Group PLC	555,487	3,547,978
Jupiter Fund Management PLC	958,750	4,345,444
Micro Focus International PLC	86,372	1,810,181
Savills PLC	689,358	7,981,190
Ultra Electronics Holdings PLC	341,249	8,042,313
		72,280,020
United States–39.28%
Activision Blizzard, Inc.	72,574	3,537,257
Advance Auto Parts, Inc.	29,684	4,471,598
Amphenol Corp., Class A	36,167	3,375,104
Aptiv PLC	57,665	5,054,337
Assurant, Inc.	39,521	4,480,101
Avanos Medical, Inc.(a)	80,535	3,279,385
Baxter International, Inc.	41,049	3,446,885
Black Knight, Inc.(a)	65,438	4,143,534
Bright Horizons Family Solutions, Inc.(a)	5,930	901,775
Centene Corp.(a)	47,879	2,494,017
Church & Dwight Co., Inc.	41,102	3,100,735
CoStar Group, Inc.(a)	8,110	4,990,894
Dollar General Corp.	38,176	5,116,348
Dril-Quip, Inc.(a)	116,621	6,136,597
Elanco Animal Health, Inc.(a)	169,484	5,586,193
Expedia Group, Inc.	56,828	7,543,349
Fidelity National Information Services, Inc.	40,754	5,430,470
FLIR Systems, Inc.	74,674	3,708,311

See accompanying notes which are an integral part of this schedule.
Invesco Global Small & Mid Cap Growth Fund

Shares		Value
United States–(continued)
GoDaddy, Inc., Class A(a)	45,618	$3,347,449
IAA, Inc.(a)	36,870	1,723,672
IHS Markit Ltd.(a)	128,125	8,253,812
Intercontinental Exchange, Inc.	51,966	4,565,733
Kansas City Southern	51,104	6,323,609
KAR Auction Services, Inc.	132,040	3,530,750
KLA Corp.	24,874	3,390,824
Live Nation Entertainment, Inc.(a)	61,880	4,459,073
Microchip Technology, Inc.	23,771	2,244,458
NCR Corp.(a)	203,489	6,879,963
RealPage, Inc.(a)	58,905	3,680,384
Roper Technologies, Inc.	11,093	4,033,969
Sabre Corp.	215,543	5,067,416
SBA Communications Corp.	19,117	4,691,503
ServiceMaster Global Holdings, Inc.(a)	109,834	5,846,464
ServiceNow, Inc.(a)	21,814	6,050,985
Sherwin-Williams Co. (The)	8,788	4,508,596
Synopsys, Inc.(a)	24,791	3,291,253
Tableau Software, Inc., Class A(a)	10,647	1,804,986
Tradeweb Markets, Inc., Class A	52,370	2,480,243
Shares		Value
United States–(continued)
TransDigm Group, Inc.(a)	7,707	$3,741,286
Trex Co., Inc.(a)	29,960	2,449,230
Tyler Technologies, Inc.(a)	12,800	2,986,880
Wyndham Hotels & Resorts, Inc.	100,902	5,706,008
		177,855,436
Total Common Stocks & Other Equity Interests (Cost $317,878,302)		432,039,928
Money Market Funds–4.28%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(b)	6,774,865	6,774,866
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(b)	4,837,982	4,839,917
Invesco Treasury Portfolio, Institutional Class, 2.15%(b)	7,742,703	7,742,703
Total Money Market Funds (Cost $19,355,887)		19,357,486
TOTAL INVESTMENTS IN SECURITIES—99.70% (Cost $337,234,189)		451,397,414
OTHER ASSETS LESS LIABILITIES–0.30%		1,371,662
NET ASSETS–100.00%		$452,769,076
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Small & Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$2,461,865	$—	$2,461,865
Brazil	18,817,158	—	—	18,817,158
Canada	34,495,934	—	—	34,495,934
China	—	13,158,807	—	13,158,807
Colombia	1,863,757	—	—	1,863,757
France	—	8,750,986	—	8,750,986
Germany	—	33,515,656	—	33,515,656
Hong Kong	—	9,139,089	—	9,139,089
Hungary	—	3,854,649	—	3,854,649
Ireland	—	5,757,647	—	5,757,647
Israel	5,561,228	—	—	5,561,228
Japan	—	14,329,604	—	14,329,604
Mexico	7,428,979	—	—	7,428,979
Romania	—	6,322,704	—	6,322,704
Switzerland	—	3,366,318	—	3,366,318
Turkey	—	13,080,091	—	13,080,091
United Kingdom	—	72,280,020	—	72,280,020
United States	177,855,436	—	—	177,855,436
Money Market Funds	19,357,486	—	—	19,357,486
Total Investments	$265,379,978	$186,017,436	$—	$451,397,414
Invesco Global Small & Mid Cap Growth Fund